Offerings - Offering: 1	Aug. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	24,913,571
Proposed Maximum Offering Price per Unit	0.8450
Maximum Aggregate Offering Price	$ 21,051,967.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,907.28
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $0.845, the average of the high and low reported sales price of the Company’s common stock on September 2, 2026, as reported on The Nasdaq Capital Market.